Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

Closing of Underwritten Offering

On July 23, 2025, the Company entered into an Underwriting Agreement with WestPark Capital, Inc. (the “Underwriter”), pursuant to which the Company agreed to sell, in an underwritten public offering (the “Offering”), an aggregate of 5,714,283 securities, consisting of (i) 1,482,644 shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), and (ii) pre-funded warrants to purchase up to 4,231,639 shares of Common Stock (the “Pre-Funded Warrants”), at an exercise price of $0.0001 per share. The securities were sold at a public offering price of $0.70 per share (or $0.6999 per Pre-Funded Warrant), for gross proceeds of approximately $4,000,000, before deducting underwriting discounts and commissions and estimated offering expenses payable by the Company. The Pre-Funded Warrants are immediately exercisable until such time as the Pre-Funded Warrants are exercised in full.

The Company intends to use $1,500,000 of the net proceeds for marketing and advertising services pursuant to a Consulting Agreement with IR Agency LLC, and $1,000,000 for the initial milestone payment under a Software Purchase and Services Agreement with Sales Stack Solutions Corp. The remaining proceeds will be used for working capital and general corporate purposes.

The Offering closed on July 25, 2025. The securities were offered pursuant to the Company’s registration statement on Form S-1, as amended (File No. 333-286958), which was filed with the Securities and Exchange Commission on May 2, 2025, and declared effective on July 23, 2025.

On July 31, 2025, the Company entered into a Securities Purchase Agreement with certain accredited investors, pursuant to which the Company issued and sold, in a private placement (the “Private Placement”), an aggregate of 1,559,828 shares of its common stock, par value $0.0001 per share (the “Common Stock”), or, in lieu thereof, pre-funded warrants to purchase shares of Common Stock (the “Pre-Funded Warrants”), at a purchase price of $1.122 per share of Common Stock or $1.1219 per Pre-Funded Warrant, reflecting an exercise price of $0.0001 per Pre-Funded Warrant share. The Private Placement closed on August 4, 2025, and resulted in gross proceeds to the Company of approximately $1.75 million, before deducting placement agent fees and other offering expenses.

In connection with the Private Placement, the Company entered into an engagement letter with WestPark Capital, Inc. (“WestPark”), pursuant to which WestPark acted as the exclusive placement agent. As compensation for its services, WestPark received a cash commission equal to 4.0% of the gross proceeds of the Private Placement, plus reimbursement of certain legal and out-of-pocket expenses.

On August 4, 2025, the Company entered into a marketing and investor relations agreement (the “IR Agreement”) with the Consultant, pursuant to which the Consultant will provide marketing and advertising services to promote the Company to the financial community. In consideration for such services, the Company agreed to pay the Consultant a cash fee of $500,000. The IR Agreement has an initial term of one (1) month and may be extended upon mutual written agreement. Either party may terminate the agreement upon written notice.

14.	SUBSEQUENT EVENTS

On January 16, 2025, the Company has secured suppliers for the flu-like human metapneumovirus (hMPV). Human metapneumovirus (hMPV) is a virus which causes upper respiratory infections. While those infected with hMPV typically present with only mild symptoms, it can make some people very sick and cause death in the elderly, immunocompromised, and those with chronic conditions. The virus has been causing hospitals in China to become overrun, raising the potential for another COVID-style pandemic. There is currently no vaccine for HMPV, hence the potential need for samples if a company were looking to make this type of breakthrough drug or study the virus.

On January 30, 2025, the Company signed a settlement agreement pursuant to the existing legal matter brought by the Company’s former Chief Information Officer, Benjamin Bielak. Mr. Bielak initiated arbitration proceedings claiming $586,800 in addition to attorneys’ fees and interest for alleged company bonus payments for work performed in 2023 and 2024, as well as severance payments alleged to be owed under the terms of his agreement. Per Agreement, the parties agreed to a $215,000 settlement in full satisfaction of all claims, attorney’ fees and costs. Payments of this amount shall be made in the form of two checks, as follows:

(a)	The first check shall be in the gross amount of $173,000, from which all lawful deductions shall be paid; and

(b)	The second check shall be in the amount of $42,000. No deductions.

On December 9, 2024, Focus Technologies, Inc. filed a complaint against the Company in the Superior Court of Suffolk County, Massachusetts, alleging non-payment under agreements dated July 29, 2022, related to the provision of information technology services. Focus is seeking approximately $489,572 in damages, plus interest and attorneys’ fees. Following the filing, Focus disabled the Company’s web-based commerce platform on January 24, 2025, resulting in a shutdown of the iSpecimen Marketplace from January 25, 2025, through February 12, 2025.

To restore service, the parties entered into a settlement agreement on February 11, 2025, under which the Company agreed to pay $500,000 in nine monthly installments in exchange for the restoration of its platform. The Company made an initial payment of $50,000 on February 12, 2025. However, Focus failed to fully restore the platform, requiring the Company to engage a third-party developer to complete the work in early March 2025. On February 28, 2025, the Company notified Focus that it was in breach of the Settlement Agreement and has since withheld further payments.

Focus has sought to amend its complaint to enforce the Settlement Agreement and has requested pre-judgment security in the amount of $450,000. The Company is opposing these efforts and intends to assert counterclaims against Focus for consequential damages arising from the service disruption and failure to perform under the agreements. While the outcome of this matter cannot be predicted with certainty, the Company does not believe that this litigation will have a material adverse effect on its business, financial condition, or results of operations at this time.

On April 10, the Court partially granted Focus’ Motion for Pre-Judgment Security. The Company is required to open a dedicated bank account by April 20, 2025 and deposit 15% of revenue starting one month after the account opening up to $420,000. The Company will continue to seek relief from the pre-judgment security, and its counterclaim against Focus is still pending, which could ultimately exceed the value of Focus’ claims.